Needham Aggressive Growth Fund
Needham Aggressive Growth Fund
Investment Objective
The Needham Aggressive Growth Fund (the “Aggressive Growth Fund”) seeks long-term, tax-efficient capital appreciation.
Fees and Expenses of the Aggressive Growth Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Aggressive Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Needham Aggressive Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Reinvested Dividends and Other Distributions	none
Redemption Fee (as a % of amount redeemed) on Shares Held 60 days or less	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Needham Aggressive Growth Fund
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Dividends on Short Positions and Interest Expense	0.16%
All Remaining Other Expenses	0.41%
Total Annual Fund Operating Expenses	2.07%

Example
This example is intended to help you compare the cost of investing in the Aggressive Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Aggressive Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Aggressive Growth Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Needham Aggressive Growth Fund	210	649	1,114	2,400

Portfolio Turnover
The Aggressive Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Aggressive Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive Growth Fund’s performance. During the most recent fiscal year, the Aggressive Growth Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the Aggressive Growth Fund invests at least 65% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Aggressive Growth Fund invests, in general, in markets and industries with strong growth potential, focusing primarily on the market leaders in these areas as these companies often garner a disproportionate share of the positive financial returns. Although the Aggressive Growth Fund may invest in companies of any size, the Aggressive Growth Fund’s investment strategy may result in a focus on smaller companies. The Aggressive Growth Fund may, but is not required to, invest in stocks from a variety of industries included in the technology,  healthcare,  energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. The Aggressive Growth Fund may engage in short sales.  The Aggressive Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Aggressive Growth Fund replaces the borrowed security.

Principal Investment Risks
The Aggressive Growth Fund invests primarily in equity securities that fluctuate in value. Political and economic news can influence market-wide trends. Other factors may cause price swings in a single company’s stock or the stocks of the companies within a given industry. The Aggressive Growth Fund invests in stocks believed by the investment adviser to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The Aggressive Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities.

Although the Aggressive Growth Fund is classified as “diversified” under the 1940 Act, the Aggressive Growth Fund may invest its assets in a smaller number of issuers than other, more diversified, funds. The Aggressive Growth Fund’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Aggressive Growth Fund’s investments consisted of securities issued by a larger number of issuers. To the extent that the Aggressive Growth Fund focuses its investments in securities of issuers in a particular market sector, such as technology companies or healthcare companies, the Aggressive Growth Fund will be significantly affected by developments in that sector. Technology companies generally operate in intensely competitive markets. This level of competition can put pressure on the prices of their products and services which could adversely affect their profitability. Also, because technology development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks include worldwide competition, changes in consumer preferences, problems with product compatibility, the effects of economic slowdowns, and changes in government regulation. The value of equity securities of healthcare companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Healthcare companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Furthermore, these companies may be adversely affected by product liability-related lawsuits. The securities of companies in these sectors may experience more price volatility than securities of companies in other sectors. The securities of companies in this sector may experience more price volatility than securities of companies in other sectors. Short sales present the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Aggressive Growth Fund must purchase the security to return it to the lender.  The Aggressive Growth Fund may not be able to close a short position at a favorable price or time and the loss of value on a short sale is potentially unlimited. Loss of money is a risk of investing in the Aggressive Growth Fund.

Bar Chart and Performance Table
The information in the bar chart and table that follows provides some indication of the risks of investing in the Aggressive Growth Fund by showing changes in the Aggressive Growth Fund’s performance from year to year and by showing how the Aggressive Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Aggressive Growth Fund compare to those of broad measures of market performance.

The Aggressive Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Aggressive Growth Fund will perform in the future. Updated performance information is available on the Aggressive Growth Fund’s Web site at www.needhamfunds.com.

During the ten-year period shown in the above chart, the highest quarterly return was 19.89% (for the quarter ended 6/30/09) and the lowest quarterly return was -26.93% (for the quarter ended 9/30/11).

Average annual total returns for the periods ended December 31, 2013
The following table shows the Aggressive Growth Fund’s average annual returns (before and after taxes) and the change in value of certain broad-based market indices over various periods ended December 31, 2013. The index information is intended to permit you to compare the Aggressive Growth Fund’s performance to several broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.

Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Life of Fund	Average Annual Returns, Inception Date
Needham Aggressive Growth Fund	Return Before Taxes	36.26%	19.75%	10.97%	10.27%	Sep. 04, 2001
Needham Aggressive Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	36.26%	19.66%	10.36%	9.70%
Needham Aggressive Growth Fund After Taxes on Distributions and Redemption	Return After Taxes on Distributions and Redemption	20.52%	16.17%	9.04%	8.51%
Needham Aggressive Growth Fund S&P 500 Index	S&P 500 Index	32.39%	17.94%	7.41%	6.14%	Sep. 04, 2001
Needham Aggressive Growth Fund NASDAQ Composite Index	NASDAQ Composite Index	40.17%	22.95%	8.83%	8.11%	Sep. 04, 2001
Needham Aggressive Growth Fund Russell 2000 Index	Russell 2000 Index	38.82%	20.08%	9.07%	9.13%	Sep. 04, 2001